Employee Benefit Plans (Schedule Of Contributions) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Total contributions		$ 56	$ 169	$ 76
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total contributions	$ 3	21	134	41
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total contributions	$ 26	$ 35	$ 35	$ 35